Summary of Significant Accounting Policies - Recent Accounting Pronouncements Not Yet Adopted (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Decrease in deferred revenue	$ (311,790)		$ (296,132)
Amortization period	6 years		6 years
Contract asset recognized	$ 6,529		$ 0
Increase in deferred income tax liabilities	137,454	$ 148,806	$ 147,144	$ 167,523
Difference between Revenue Guidance in Effect before and after Topic 606 | Accounting Standards Update 2014-09
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Increase in deferred income tax liabilities	$ (1,662)	$ 1,662